Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	€ 102,523	€ 111,086
Right-of-use assets	54,718	55,798
Intangible assets and goodwill	6,021	5,892
Equity-method investees	41,342	40,220
Other non-current receivables	4,519	4,533
Other non-current assets	2,896	3,359
Deferred tax assets	513	475
Total non-current assets	212,532	165,565
Current assets
Inventories	69,685	84,227
Trade receivables	29,187	40,967
Other current receivables	7,723	9,507
Other current assets	9,241	8,107
Current income tax assets	1,082	1,986
Gains on derivative financial instruments	145	218
Cash and cash equivalents	39,799	62,131
Total current assets	156,862	207,143
TOTAL ASSETS	369,394	372,708
EQUITY
Share capital	54,853	54,853
Reserves	17,147	17,198
Retained earnings	31,126	64,496
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	103,126	136,547
Non-controlling interests	1,692	1,634
TOTAL EQUITY	104,818	138,181
Non-current liabilities
Long-term borrowings	14,091	10,361
Long-term lease liabilities	46,053
Employees' leaving entitlement	16,121	17,181
Non-current contract liabilities	9,089	9,934
Provisions	12,966	14,502
Deferred income for government grants	13,869	13,002
Other non-current liabilities		1,119
Deferred tax liabilities	430	42
Total non current liabilities	112,619	66,141
Current liabilities
Bank overdrafts and short-term borrowings	24,170	35,148
Current portion of long-term borrowings	4,321	10,582
Current portion of lease liabilities	11,314
Trade payables	68,476	77,901
Other payables	22,049	26,914
Current contract liabilities	14,014	12,165
Provisions	4,489	4,476
Other current liabilities	1,069
Liabilities for current income tax	1,283	880
Losses on derivative financial instruments	772	320
Total current liabilities	151,957	168,386
TOTAL LIABILITIES	264,576	234,527
TOTAL EQUITY AND LIABILITIES	€ 369,394	€ 372,708